422 Fleming Street, Suite 7

Key West, FL 33040

281-702-2137 (P)

866-862-1719 (F)

April 14, 2015

US Securities and Exchange Commission                                                                                  VIA EDGAR

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Timothy Plan Definitive Proxy Statement
File	Nos. 811-08228 and 333-73248

Ladies and Gentlemen:

On behalf of the Timothy Plan (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 (the “1934 Act”) is Registrant’s Definitive Proxy Statement which will be used in connection with a special meeting of the shareholders of the Timothy Plan Defensive Strategies Fund (the “Fund”), a separate series of the Trust, to be held on Wednesday, May 13, 2015 (the “Special Meeting”). This Definitive Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy. This information, including the Proxy Statement, will be mailed to the Trust’s shareholders on or about April 13, 2015.

The matters to be considered at the Special Meeting will be:

Proposal 1:	To replace the fundamental investment limitations of the Fund with new updated fundamental investment limitations:

	Proposal 1a:	To amend the fundamental investment limitation with respect to borrowing money and issuing senior securities;

Proposal 1b:

To amend the fundamental investment limitation with respect to purchasing and selling commodities, and to add a restriction allowing the Fund to purchase and sell gold and other precious metals in amounts not to exceed ten percent (10%) of the Fund’s net assets, in the aggregate;

	Proposal 1c:	To amend the fundamental investment limitation with respect to concentrating investments in a particular industry or group of industries;

	Proposal 1d:	To amend the fundamental investment limitation with respect to investing in real estate;

	Proposal 1e:	To amend the fundamental investment limitation with respect to underwriting securities;

	Proposal 1f:	To amend the fundamental investment limitation with respect to loans:

	Proposal 1g:	To eliminate fundamental investment limitations no longer required by law.

Proposal 2:

To transact any other business, not currently contemplated, that may properly come before the special meeting of shareholders or any adjournment thereof in the discretion of the proxies or their substitutes.

In response to your comments relating to the Preliminary Proxy, filed on March 25, 2015, we have made the following amendments to this Definitive Proxy:

1.	All information and required disclosures that were not included in the Preliminary Proxy have been included in this Definitive Proxy;

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2.	The form of proxy card has been included in this Definitive Proxy;

3.	Language disclosing the availability of internet voting is provided on the front page of the proxy statement and internet voting details provided on the proxy card;

4.	The words, “when certain conditions are met”, have been added to the second paragraph (Effect of Proposal) on Proposal 1a(ii), Senior Securities; and

5.	The double negative in the sentence in Proposal 1f (Loans) has been amended.

With respect to this Definitive Proxy filing, Registrant acknowledges that comments received from the Commission or the staff, acting pursuant to delegated authority, does not foreclose the Commission from taking any action with respect to the filing; Registrant is not relieved from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions or comments regarding the foregoing to me at 281-702-2137. Thank you for your consideration.

Sincerely,

DAVID D. JONES, Esq.

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